Derivative Instruments- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, loss on derivative	$ 4,700,000	$ 2,100,000
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	497,000,000
Value-at-risk methodology assumed holding period for instruments (in days)	1 day
Value-at-risk methodology confidence level percentage (percent)	99.00%
Additional collateral the Company would have to post for existing collateral arrangements, if the company's debt rating had fallen below investment grade	367,000,000
Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	6,900,000,000
Hedged financial instruments, notional amount of derivative	7,045,000,000	6,647,000,000
Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	16,100,000,000
Hedged financial instruments, notional amount of derivative	16,100,000,000	14,755,000,000
Interest Rate Swap | Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	7,000,000,000
Interest Rate Swap | Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, minimum (in years) of hedged instruments	5 years
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	16,100,000,000
Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	514,000,000,000
Notional amount of derivatives that will mature between one and five years	15,000,000,000
Notional amount of derivatives that will mature after 5 years	7,000,000,000
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	542,000,000,000
Notional amount of derivatives that will mature between one and five years	107,000,000,000
Notional amount of derivatives that will mature after 5 years	106,000,000,000
Cash flow hedges | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	243,000,000
Pretax loss recorded in accumulated other comprehensive income	12,000,000
Hedging derivatives, maturities, maximum (in months or in years)	9 months
Cash flow hedges | Foreign exchange contracts | Fair Value Hedge
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	150,000,000
Hedging derivatives, maturities, maximum (in months or in years)	9 months
Cash flow hedges | Foreign exchange contracts | Fair Value Hedge | Maximum
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Pretax loss recorded in accumulated other comprehensive income	1,000,000
Net Investment Hedging | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 7,000,000,000
Hedging derivatives, maturities, maximum (in months or in years)	2 years